Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total cash flows	$ 2,076	$ 2,247
Not later than one year
Disclosure of detailed information about borrowings [line items]
Total cash flows	167	167
Between one and five years
Disclosure of detailed information about borrowings [line items]
Total cash flows	613	643
Later than five years
Disclosure of detailed information about borrowings [line items]
Total cash flows	$ 1,296	$ 1,437